Condensed Consolidated Statement of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024	Jan. 31, 2025	Jan. 31, 2024
Income Statement [Abstract]
Revenue
Operating expenses
Professional fees	28,311	81,694	198,635	340,609	912,804	524,931
Payroll and related expenses	60,000	195,150	125,000	452,650	157,500	318,561
Rent expense	349	29,385	10,279	143,085	197,415	42,000
Stock-based compensation	597,500	364,808	875,000	554,056	2,966,115	2,043,909
Other general and administrative expenses	15,309	272,423	55,693	428,022	487,689	75,283
Total operating expenses	701,469	943,460	1,264,607	1,918,422	4,721,523	3,004,684
Operating loss	(701,469)	(943,460)	(1,264,607)	(1,918,422)	(4,721,523)	(3,004,684)
Other income (expense)
Amortization of beneficial conversion feature						(261,062)
Amortization of debt discount				(19,490)	(19,490)	(45,266)
Interest income		6,407		6,407	6,846
Interest expense	(76,495)	(98,928)	(196,245)	(148,742)	(403,165)	(401,035)
Total other income (expense)	(76,495)	(92,521)	(196,245)	(161,825)	(415,809)	(707,363)
Net loss	$ (777,964)	$ (1,035,981)	$ (1,460,852)	$ (2,080,247)	$ (5,137,332)	$ (3,712,047)
Basic net loss per common share	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)
Diluted net loss per common share	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)
Basic weighted average common shares outstanding	264,084,088	247,132,940	263,058,995	236,972,935	247,033,551	211,294,527
Diluted weighted average common shares outstanding	264,084,088	247,132,940	263,058,995	236,972,935	247,033,551	211,294,527